Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Unaudited Interim Financial Statements
Unaudited Interim Financial Statements
The condensed balance sheet as of June 30, 2022, the condensed statements of operations and comprehensive loss for the three and six months ended June 30, 2021 and 2022, the condensed statements of convertible preferred stock and stockholders’ deficit for the three and six months ended June 30, 2021 and 2022, and the condensed statements of cash flows for the six months ended June 30, 2021 and 2022 are unaudited. The unaudited condensed financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal, recurring adjustments that are necessary to present fairly Apexigen’s financial position as of June 30, 2022, its results of operations for the three and six months ended June 30, 2021 and 2022 and its cash flows for the six months ended June 30, 2021 and 2022. The financial data and the other financial information contained in these notes to the condensed financial statements related to the three and six month periods are also unaudited. The condensed balance sheet as of December 31, 2021, is derived from Apexigen’s audited financial statements. The results of operations for the three and six months ended June 30, 2022, are not necessarily indicative of the results to be expected for the year ending December 31, 2022, or for any other future annual or interim period. These condensed financial statements are not complete and are to be read in conjunction with Apexigen’s audited financial statements and the related notes for the year ended December 31, 2021.

Basis of Presentation	Basis of Presentation Apexigen prepares the financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America (“GAAP”).	Basis of Presentation Apexigen prepares the financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Emerging Growth Company
Emerging Growth Company
Apexigen is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies. Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such election to opt out is irrevocable. Apexigen has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, Apexigen, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of Apexigen’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
Apexigen is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies. Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such election to opt out is irrevocable. Apexigen has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, Apexigen, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of Apexigen’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts expensed during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to accruals for research and development costs, stock-based compensation, uncertain tax positions and fair values of common stock and preferred stock. Apexigen adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from those estimates and assumptions.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts expensed during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to accruals for research and development costs, stock-based compensation and uncertain tax positions. Actual results could differ from those estimates.

Segment Reporting
Segment Reporting
Apexigen has
one
operating segment, which is the business of researching, developing and commercializing antibody therapeutics for oncology. Apexigen’s chief operating decision maker, its Chief Executive Officer, manages Apexigen’s operations on an aggregated basis for the purposes of allocating resources and evaluating financial performance.

Segment Reporting
Apexigen has one operating segment, which is the business of researching, developing and commercializing antibody therapeutics for oncology. Apexigen’s chief operating decision maker, its Chief Executive Officer, manages Apexigen’s operations on an aggregated basis for the purposes of allocating resources and evaluating financial performance.

Cash and Cash Equivalents
Cash and Cash Equivalents
Apexigen considers all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market funds and corporate debt securities. The carrying amount of cash equivalents approximates their fair value.

Cash and Cash Equivalents
Apexigen considers all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market funds, commercial paper, U.S. government and corporate securities. The carrying amount of cash equivalents approximates their fair value.

Short-Term Investments
Short-Term Investments
Short-term investments consist of debt securities with original maturities of greater than three months from the date of purchase but less than one year from the balance sheet date. Such investments are considered available-for-sale
and reported at fair value with unrealized gains and losses included as a component of stockholders’ deficit. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, which is included in interest income, net on the statements of operations and comprehensive loss. Realized gains and losses and declines in fair value determined to be other-than-temporary, if any, on investments are included in interest income, net. Apexigen determines the cost of securities sold using the specific identification method.

Short-Term Investments
Short-term investments consist of debt securities with original maturities of greater than three months from the date of purchase but less than one year from the balance sheet date. Such investments are considered available-for-sale
and reported at fair value with unrealized gains and losses included as a component of stockholders’ deficit. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, which is included in interest income, net on the statements of operations and comprehensive loss. Realized gains and losses and declines in fair value determined to be other-than-temporary, if any, on investments are included in interest income, net. Apexigen determines the cost of securities sold using the specific identification method.

Fair Value Measurements
Fair Value Measurements
Apexigen applies fair value accounting to all financial assets and liabilities and non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The carrying amount of Apexigen’s financial assets and liabilities, including accounts payable and accrued expenses, approximate their fair values due to their short-term maturities.

Fair Value Measurements
Apexigen applies fair value accounting to all financial assets and liabilities and non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The carrying amount of Apexigen’s financial assets and liabilities, including accounts payable and accrued expenses, approximate their fair values due to their short-term maturities.

Concentrations of Credit and Other Risks
Concentrations of Credit and Other Risks
Financial instruments that potentially subject Apexigen to a concentration of credit risk consist primarily of cash and cash equivalents and short-term investments. Apexigen holds its bank deposits at accredited financial institutions and these deposits may at times exceed insured limits. Apexigen is exposed to credit risk in the event of a default by the financial institutions holding its cash and cash equivalents to the extent of the amounts held in excess of federally insured limits. Apexigen limits its credit risk associated with cash and cash equivalents by placing them with financial institutions it believes are of high quality. Apexigen has not experienced any losses on its deposits of cash. Apexigen’s investment policy limits investments to certain types of securities issued by the U.S. government, its agencies and institutions with investment-grade credit ratings and places restrictions on maturities and concentration by type and issuer. As of June 30, 2021 and 2022, Apexigen had no off-balance
sheet concentrations of credit risk.
Apexigen is subject to a number of risks similar to other early-stage biopharmaceutical companies, including the need to obtain adequate additional funding, possible failure of clinical trials, the need to obtain marketing approval for its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of Apexigen’s products, and protection of proprietary technology. If Apexigen does not successfully develop, obtain regulatory approval for, commercialize or partner its product candidates, it will be unable to generate revenue from product sales or achieve profitability.

Concentrations of Credit and Other Risks
Financial instruments that potentially subject Apexigen to a concentration of credit risk consist primarily of cash and cash equivalents and short-term investments. Apexigen holds Apexigen’s bank deposits at accredited financial institutions and these deposits may at times exceed insured limits. Apexigen is exposed to credit risk in the event of a default by the financial institutions holding its cash and cash equivalents to the extent of the amounts held in excess of federally insured limits. Apexigen limits its credit risk associated with cash and cash equivalents by placing them with financial institutions it believes are of high quality. Apexigen has not experienced any losses on its deposits of cash. Apexigen’s investment policy limits investments to certain types of securities issued by the U.S. government, its agencies and institutions with investment-grade credit ratings and places restrictions on maturities and concentration by type and issuer. As of December 31, 2020 and 2021, Apexigen had no off-balance
sheet concentrations of credit risk.
Apexigen is subject to a number of risks similar to other early-stage biopharmaceutical companies, including the need to obtain adequate additional funding, possible failure of clinical trials, the need to obtain marketing approval for its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of Apexigen’s products, and protection of proprietary technology. If Apexigen does not successfully develop, obtain regulatory approval for, commercialize or partner its product candidates, it will be unable to generate revenue from product sales or achieve profitab ili
ty.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The estimated useful life of laboratory equipment, furniture and fixtures, office equipment, and software ranges from two to five years. Apexigen expenses maintenance, repair and calibration costs as incurred.

Property and Equipment, Net
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The estimated useful life of laboratory equipment, furniture and fixtures, office equipment, and software ranges from two to five years. Apexigen expenses maintenance, repair and calibration costs as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Apexigen’s long-lived assets are comprised principally of its property and equipment and right-of-use
lease assets. Apexigen periodically evaluates its long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets or group of assets may not be fully recoverable. A long-lived asset is deemed to be impaired when the undiscounted future cash flows expected to be generated by the asset or group of assets is less than the carrying amount of the assets. If there is an impairment, Apexigen would reduce the carrying amount of the assets through an impairment charge, to their estimated fair values based on a discounted cash flow approach or, when available and appropriate, to comparable market values. Apexigen recorded no impairment of long-lived assets during the three and six months ended June 30, 2021 and 2022.

Impairment of Long-Lived Assets
Apexigen’s long-lived assets are comprised principally of its property and equipment and right-of-use
lease assets. Apexigen periodically evaluates its long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets or group of assets may not be fully recoverable. A long-lived asset is deemed to be impaired when the undiscounted future cash flows expected to be generated by the asset or group of assets is less than the carrying amount of the assets. If there is an impairment, Apexigen would reduce the carrying amount of the assets through an impairment charge, to their estimated fair values based on a discounted cash flow approach or, when available and appropriate, to comparable market values. Apexigen recorded no impairment of long-lived assets during the years ended December 31, 2020 and 2021.

Deferred Transaction Costs
Deferred Transaction Costs
Deferred transaction costs consist of direct legal, accounting, filing and other fees and costs directly attributable to the anticipated Transaction (see Note 1). Apexigen will offset any deferred transaction costs against the proceeds received upon the closing of the Transaction. Apexigen capitalized and included in prepaid expenses and other current assets deferred transaction costs of $0.5 million and $2.3 million on the balance sheets as of December 31, 2021 and June 30, 2022, respectively.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consist of direct legal, accounting, filing and other fees and costs directly attributable to an anticipated equity offering. Apexigen will offset any deferred offering costs against the proceeds received upon the closing of the Transaction (see Note 13). Apexigen capitalized and included in prepaid expenses and other current assets deferred offering costs of $0.4 million on the balance sheet as of December 31, 2021.

Revenue Recognition
Revenue Recognition
Under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606,
Revenue from Contracts with Customers
, Apexigen recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which Apexigen expects to be entitled in exchange for those goods or services. Apexigen has not commenced sales of its drug candidates and did not have a product approved for marketing as of June 30, 2022.
Apexigen may also earn contingent fees, including milestone payments based on counterparty performance and royalties on sales, from collaborations and other out-license
arrangements. Apexigen will recognize milestone payments as revenue once the underlying events are probable of being met and there is not a significant risk of reversal. Apexigen will recognize sales-based royalties as revenue when the underlying sales occur. In October 2019, Novartis’ Beovu
®
product, which is covered by one of Apexigen’s license agreements, was approved for commercial product sale. Under this agreement, Novartis is obligated to pay Apexigen a very low single-digit royalty on net sales of the Beovu product. However, Novartis has disputed its obligation to pay to Apexigen royalties on Beovu sales under this agreement. As a result, Apexigen has determined that any sales-based Beovu product royalty revenue that Apexigen may earn under this agreement is currently fully constrained. Apexigen has recorded the royalty proceeds as deferred revenue in the balance sheets. As of December 31, 2021 and June 30, 2022, deferred revenue totaled $3.6 million and $4.6 million, respectively.

Revenue Recognition
Under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606,
Revenue from Contracts with Customers
, Apexigen recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which Apexigen expects to be entitled in exchange for those goods or services. Apexigen has not commenced sales of its drug candidates and did not have a product approved for marketing as of December 31, 2021.
Apexigen may also earn contingent fees, including milestone payments based on counterparty performance and royalties on sales, from collaborations and other out-license
arrangements. Apexigen will recognize milestone payments as revenue once the underlying events are probable of being met and there is not a significant risk of reversal. Apexigen will recognize sales-based royalties as revenue when the underlying sales occur. In October 2019, Novartis’ Beovu
®
, which is covered by one of Apexigen’s license agreements, was approved for commercial product sale. Under this agreement, Novartis is obligated to pay Apexigen a very low single digit royalty on net sales of the developed product for therapeutic uses. However, Novartis has disputed its obligation to pay royalties to Apexigen under this agreement. As a result, Apexigen has determined that any sales-based Beovu royalty revenue that it may earn under this agreement is currently fully constrained. Apexigen recorded the royalty proceeds as deferred revenue in the balance sheets. As of December 31, 2020 and 2021, deferred revenue totaled $1.9 million and $3.6 million, respectively.

Leases
Leases
Apexigen determines if an arrangement is a lease at inception and if so, determines whether the lease qualifies as an operating or a finance lease. Apexigen includes operating leases in operating lease right-of-use
(“ROU”) assets and lease liabilities in its balance sheets. Apexigen did not have any finance leases as of December 31, 2021 or June 30, 2022. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Apexigen recognizes operating lease ROU assets and liabilities at the lease commencement date based on the present value of lease payments over the lease term. When its lease does not provide an implicit rate, Apexigen uses an incremental borrowing rate based on the information available at the commencement date to determine the present value of lease payments. Apexigen uses the implicit rate when readily determinable. The operating lease ROU assets also include any lease payments made and exclude lease incentives when paid by Apexigen or on Apexigen’s behalf. Apexigen’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise that option. Apexigen recognizes lease expense for lease payments on a straight-line basis over the lease term. Apexigen also made an accounting policy election to recognize lease expense for short-term leases with a term of 12 months or less on a straight-line basis over the lease term and not to recognize ROU assets or lease liabilities for such leases.
Apexigen leases its facilities under
non-cancelable
operating lease agreements and recognizes related rent expense on a straight-line basis over the terms of the leases. As an implicit interest rate is not readily determinable in Apexigen’s leases, the incremental borrowing rate based on information available on the adoption date was used in determining the present value of lease payments. The lease term for each of Apexigen’s operating leases includes the non-cancellable
period of the lease plus any additional periods covered by its option to extend the lease that Apexigen is reasonably certain to exercise. The option for lease renewal has been included in the lease term (and lease liability) for one of Apexigen’s leases as the reasonably certain threshold was met as of January 1, 2020.

Leases
Apexigen determines if an arrangement is a lease at inception and if so, determines whether the lease qualifies as an operating or a finance lease. Apexigen includes operating leases in operating lease right-of-use
(“ROU”) assets and lease liabilities in Apexigen’s balance sheets. Apexigen did not have any finance leases as of December 31, 2020 or 2021. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Apexigen recognizes operating lease ROU assets and liabilities at the lease commencement date based on the present value of lease payments over the lease term. When a company lease does not provide an implicit rate, Apexigen uses an incremental borrowing rate based on the information available at the commencement date to determine the present value of lease payments. Apexigen uses the implicit rate when readily determinable. The operating lease ROU assets also include any lease payments made and exclude lease incentives when paid by Apexigen or on Apexigen’s behalf. Apexigen’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise that option. Apexigen recognizes lease expense for lease payments on a straight-line basis over the lease term. Apexigen also made an accounting policy election to recognize lease expense for short-term leases with a term of 12 months or less on a straight-line basis over the lease term and not to recognize ROU assets or lease liabilities for such leases.
Apexigen leases its facilities under
non-cancelable
operating lease agreements and recognizes related rent expense on a straight-line basis over the terms of the leases. As an implicit interest rate is not readily determinable in Apexigen’s leases, the incremental borrowing rate based on information available on the adoption date was used in determining the present value of lease payments. The lease term for each of Apexigen’s operating leases includes the non-cancellable
period of the lease plus any additional periods covered by Apexigen’s option to extend the lease that Apexigen is reasonably certain to exercise. The option for lease renewal has been included in the lease term (and lease liability) for one of Apexigen’s leases as the reasonably certain threshold was met as of January 1, 2020.

Research and Development Expenses
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development expenses are primarily for the development of sotiga, Apexigen’s lead product candidate, as well as APX601 and other product candidates. Research and development costs consist primarily of external costs related to clinical development, contract manufacturing, preclinical development and discovery as well as personnel costs and allocated overhead, such as rent, equipment, depreciation and utilities. Personnel costs consist of salaries, employee benefits and stock-based compensation.
Apexigen estimates external research and development expenses based on the services performed, pursuant to contracts with commercial and academic institutions that conduct and manage research and development services on its behalf. Apexigen records the costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and includes these costs in accrued liabilities in the balance sheets. These costs are a component of Apexigen’s research and development expenses. Apexigen accrues for these costs based on factors such as the number of patient visits, the number of active patients, the number of patients enrolled, estimates of the work completed and other measures in accordance with agreements established with its third-party service providers under the service agreements. As actual costs become known, Apexigen adjusts its accrued liabilities. Apexigen has not experienced any significant differences between accrued costs and actual costs incurred. However, the status and timing of actual services performed may vary from Apexigen’s estimates, resulting in adjustments to expense in future periods. Changes in these estimates that result in significant changes to Apexigen’s accruals could significantly affect Apexigen’s results of operations.
Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are capitalized and then expensed as the related goods are delivered or the services are performed. Apexigen evaluates such payments for current or long-term classification based on when they will be realized.

Research and Development Expenses
Research and development costs are expensed as incurred. Research and development expenses consist primarily of the development of sotiga, Apexigen’s lead product candidate, as well as APX601 and other product candidates. Research and development costs consist primarily of external costs related to clinical development, contract manufacturing, preclinical development and discovery as well as personnel costs and allocated overhead, such as rent, equipment, depreciation and utilities. Personnel costs consist of salaries, employee benefits and stock-based compensation.
Apexigen estimates external research and development expenses based on the services performed, pursuant to contracts with commercial and academic institutions that conduct and manage research and development services on its behalf. Apexigen records the costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and includes these costs in accrued liabilities in the balance sheets. These costs are a component of Apexigen’s research and development expenses. Apexigen accrues for these costs based on factors such as the numbers of subject visits, the number of active patients, the number of patients enrolled, and estimates of the work completed and other measures in accordance with agreements established with its third-party service providers under the service agreements. As actual costs become known, Apexigen adjusts its accrued liabilities. Apexigen has not experienced any significant differences between accrued costs and actual costs incurred. However, the status and timing of actual services performed may vary from Apexigen’s estimates, resulting in adjustments to expense in future periods. Changes in these estimates that result in significant changes to Apexigen’s accruals could significantly affect Apexigen’s results of operations.
Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are capitalized and then expensed as the related goods are delivered or the services are performed. Apexigen evaluates such payments for current or long-term classification based on when they will be realized.

Preferred Stock Warrant Liability
Preferred Stock Warrant Liability
Apexigen records at fair value freestanding puttable or redeemable warrants, or warrants which are not considered to be indexed to Apexigen’s stock and includes this amount in accrued expenses on Apexigen’s balance sheets. Apexigen adjusts the carrying value of such warrants to their estimated fair value at the end of each reporting period based upon the value of Apexigen’s convertible preferred stock.

Preferred Stock Warrant Liability
Apexigen records at fair value freestanding puttable or redeemable warrants, or warrants which are not considered to be indexed to Apexigen’s stock and includes this amount in accrued expenses on Apexigen’s balance sheets. Apexigen adjusts the carrying value of such warrants to their estimated fair value at the end of each reporting period based upon the value of Apexigen’s convertible preferred stock.

Convertible Preferred Stock
Convertible Preferred Stock
Apexigen records convertible preferred stock at its issuance price less issuance costs on the dates of issuance. Upon the occurrence of certain change in control events that are outside Apexigen’s control, including liquidation, sale or transfer of Apexigen, holders of the convertible preferred stock can cause redemption for cash. Apexigen classifies convertible preferred stock outside of stockholders’ deficit on the balance sheets as events triggering the liquidation preferences are not solely within Apexigen’s control. Apexigen adjusts the carrying values of the convertible preferred stock to their liquidation preferences when and if it becomes probable that such an event will occur. No adjustments have been recorded as of December 31, 2021 or June 30, 2022.

Convertible Preferred Stock
Apexigen records convertible preferred stock at its issuance price less issuance costs on the dates of issuance. Upon the occurrence of certain change in control events that are outside Apexigen’s control, including liquidation, sale or transfer of Apexigen, holders of the convertible preferred stock can cause redemption for cash. Apexigen classifies convertible preferred stock outside of stockholders’ deficit on the balance sheets as events triggering the liquidation preferences are not solely within Apexigen’s control. Apexigen adjusts the carrying values of the convertible preferred stock to their liquidation preferences when and if it becomes probable that such an event will occur.

Stock-Based Compensation
Stock-Based Compensation
Apexigen measures all stock-based awards granted to employees and non-employees
based on the estimated grant date fair value. For awards subject to service-based vesting conditions, Apexigen recognizes stock-based compensation expense on a straight-line basis over the requisite service period, which is generally the vesting term. For awards subject to performance-based vesting conditions, Apexigen recognizes stock-based compensation expense using the accelerated attribution method when it is probable that the performance condition will be achieved. Apexigen recognizes forfeitures as they occur.
Apexigen uses the Black-Scholes option-pricing model to estimate the fair value of stock option awards and recognizes expense using the straight-line attribution approach. The Black-Scholes option-pricing model requires assumptions to be made related to the fair value of Apexigen’s common stock, the expected term of the awards, expected stock priced volatility, risk-free rate for a period that approximates the expected term of the awards and the expected dividend yield.

Stock-Based Compensation
Apexigen measures all stock-based awards granted to employees and non-employees
based on the estimated grant date fair value. For awards subject to service-based vesting conditions, Apexigen recognizes stock-based compensation expense on a straight-line basis over the requisite service period, which is generally the vesting term. For awards subject to performance-based vesting conditions, Apexigen recognizes stock-based compensation expense using the accelerated attribution method when it is probable that the performance condition will be achieved. Apexigen recognizes forfeitures as they occur.
Apexigen uses the Black-Scholes option-pricing model to estimate the fair value of stock option awards and recognizes expense using the straight-line attribution approach. The Black-Scholes option-pricing model requires assumptions to be made related to the fair value of Apexigen’s common stock, the expected term of the awards, expected stock priced volatility, risk-free rate for a period that approximates the expected term of the awards and the expected dividend yield.

Income Taxes
Income Taxes
Apexigen accounts for income taxes under the asset and liability method. Under this method, Apexigen recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Apexigen measures deferred tax assets and liabilities using enacted tax rates applied to taxable income in the years in which Apexigen expects to realize those temporary differences. Apexigen recognizes the effect on deferred tax assets and liabilities of a change in tax rates as income or loss in the period that includes the enactment date. Apexigen establishes a valuation allowance, when necessary, to reduce deferred tax assets to the amount we expect to realize. Apexigen recognizes financial statement effects of uncertain tax positions when it is more-likely-than-not,
based on the technical merits of the position, that it will be sustained upon examination. Apexigen includes interest and penalties related to unrecognized tax benefits within the provision of income tax. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Income Taxes
Apexigen accounts for income taxes under the asset and liability method. Under this method, Apexigen recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Apexigen measures deferred tax assets and liabilities using enacted tax rates applied to taxable income in the years in which Apexigen expects to realize those temporary differences. Apexigen recognizes the effect on deferred tax assets and liabilities of a change in tax rates as income or loss in the period that includes the enactment date. Apexigen establishes a valuation allowance, when necessary, to reduce deferred tax assets to the amount we expect to realize. Apexigen recognizes financial statement effects of uncertain tax positions when it is more-likely-than-not,
based on the technical merits of the position, that it will be sustained upon examination. Apexigen includes interest and penalties related to unrecognized tax benefits within the provision of income tax. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes net loss and certain changes in stockholders’ deficit that are excluded from net loss, primarily unrealized gains or losses on Apexigen’s marketable securities.

Comprehensive Loss
Comprehensive loss includes net loss and certain changes in stockholders’ deficit that are excluded from net loss, primarily unrealized gains or losses on Apexigen’s marketable securities.

Net Loss per Share
Net Loss per Share
Apexigen calculates basic net loss per share by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is the same as basic net loss per share for each period presented, since the effects of potentially dilutive securities are antidilutive given Apexigen’s net loss.

Net Loss per Share
Apexigen calculates basic net loss per share by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is the same as basic net loss per share for each period presented, since the effects of potentially dilutive securities are antidilutive given Apexigen’s net loss.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In February 2016, the FASB established Topic 842,
Leases
, by issuing Accounting Standards Update (“ASU”)
No. 2016-02,
which requires lessees to recognize leases
on-balance
sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by various ASUs including ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases
; and ASU
No. 2018-11,
Targeted Improvements
. The new standard establishes a
right-of-use
model that requires a lessee to recognize a ROU asset and lease liability on the balance sheets for all leases with a term longer than 12 months. Apexigen will classify leases as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
Apexigen early adopted the new standard on January 1, 2020 using the modified retrospective transition method. Apexigen adopted Topic 842 and related ASUs on January 1, 2020.
Apexigen elected the package of practical expedients permitted under the transition guidance within Topic 842, which allowed Apexigen to carry forward the historical lease classification, retain the initial direct costs for any leases that existed prior to the adoption of the standard and not reassess whether any contracts entered into prior to the adoption are leases,
Upon adoption on January 1, 2020, Apexigen recognized a lease liability of approximately $1.7 million and a right-of-use
asset of approximately $1.7 million from their operating leases. As Apexigen’s leases do not provide an implicit rate, Apexigen uses its incremental borrowing rate as the discount rate to calculate the present value of lease payments. The incremental borrowing rate represents an estimate of the interest rate that would be required to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The weighted average discount rate associated with the operating leases as of January 1, 2020 is 5.84%. The standard did not have a significant impact on the statements of operations and comprehensive loss.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820)
, which involves changes to the disclosure requirements for fair value measurement. The amendments in this ASU include the removal, modification, and addition of several requirements pertaining to Topic 820. The standard was effective for annual periods beginning after December 15, 2019 for all entities. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. Apexigen adopted this standard on January 1, 2020. The adoption of this standard did not have a significant impact on Apexigen’s financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which improves the application of income
tax-related
guidance and reduces the complexity related to the accounting for income taxes. The ASU’s amendments are based on changes that were suggested by stakeholders as part of FASB’s simplification initiatives. The standard is effective for Apexigen as of January 1, 2022 and all interim periods the following year. Early adoption is permitted. Apexigen early adopted the new standard on January 1, 2021. The adoption of this standard did not have a significant impact to Apexigen’s financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The adoption dates discussed below reflect the election as an emerging growth company.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, as clarified in subsequent amendments. The standard changes the impairment model for certain financial instruments. The new model is a forward-looking expected loss model and will apply to financial assets subject to credit losses and measured at amortized cost and certain off-balance
sheet credit exposures. This includes loans,
held-to-maturity
debt securities, loan commitments, financial guarantees and net investments in leases, as well as trade receivables. For available-for-sale
debt securities with unrealized losses, credit losses will be measured in a manner similar to the existing standard, except that the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard is effective for Apexigen for fiscal years and interim periods beginning January 1, 2023. Early adoption is permitted. Apexigen has not yet assessed the effect of adopting the standard on its financial statements.

Recent Accounting Pronouncements
The adoption dates discussed below reflect the election as an emerging growth company.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, as clarified in subsequent amendments. The standard changes the impairment model for certain financial instruments. The new model is a forward-looking expected loss model and will apply to financial assets subject to credit losses and measured at amortized cost and certain off-balance
sheet credit exposures. This includes loans,
held-to-maturity
debt securities, loan commitments, financial guarantees and net investments in leases, as well as trade receivables. For available-for-sale
debt securities with unrealized losses, credit losses will be measured in a manner similar to the existing standard, except that the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard is effective for Apexigen for fiscal years and interim periods beginning January 1, 2023. Early adoption is permitted. Apexigen has not yet assessed the effect of adopting the standard on its financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40),
which simplifies the accounting for certain financial instruments including convertible instruments and contracts on entity’s own equity. It reduces the number of accounting models for convertible debt instrument and convertible preferred stock. In addition, it amends the guidance for derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. Early adoption is permitted. Apexigen adopted this standard on January 1, 2022. Apexigen does not expect the adoption of this standard to have a significant impact on Apexigen’s financial statements.
In October 2020, the FASB issued ASU
No. 2020-10,
Codification Improvements
, which improves consistency by amending the Codification to include all disclosure guidance in the appropriate disclosure sections. In addition, it clarifies application of various provisions in the Codification by amending and adding new headings, cross referencing to other guidance, and refining or correcting terminology. Early adoption is permitted. Apexigen adopted this standard on January 1, 2022. Apexigen does not expect the adoption of this standard to have a significant impact on Apexigen’s financial statements.